Interests in Other Entities - Schedule of Subsidiaries With Significant Non-Controlling Interests (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	£ 39	£ 45		£ 48
Accumulated non-controlling interests of the subsidiary	401	399
Total assets	314,760	302,510	[1]	280,778
Total liabilities	298,558	287,057		265,747
Profit for the year	1,254	1,317		962
Total comprehensive income for the year	932	1,132		£ 1,233
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	21	27
Accumulated non-controlling interests of the subsidiary	152	150
Dividends paid to non-controlling interests	19	12
Total assets	3,215	3,450
Total liabilities	2,909	3,417
Profit for the year	43	55
Total comprehensive income for the year	£ 43	£ 55

[1]	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.